Hatteras Alternative Mutual Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202

May 5, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:           Hatteras Alternative Mutual Funds Trust (the “Trust”)
File Nos.: 333-86348 and 811-21079
Hatteras Alpha Hedged Strategies Fund (S000005161)
Hatteras Beta Hedged Strategies Fund (S000005162)
Hatteras Hedged Strategies Fund (S000032041)
Hatteras Long/Short Equity Fund (S000032040)
Hatteras Long/Short Debt Fund (S000032039)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, Hatteras Alpha Hedged Strategies Fund, Hatteras Beta Hedged Strategies Fund, Hatteras Hedged Strategies Fund, Hatteras Long/Short Equity Fund and Hatteras Long/Short Debt Fund, hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 30, 2011, and filed electronically as Post-Effective Amendment No. 33 to the Trust’s Registration Statement on Form N-1A on April 29, 2011.

If you have any questions or require further information, please do not hesitate to contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
for U.S. Bancorp Fund Services, LLC